INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - CAD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 12,696	$ 14,750		$ 25,196	$ 26,813
Cost of revenue	9,271	13,906		18,323	24,190
Gross profit	3,425	844		6,873	2,623
Selling and marketing expenses	1,289	1,481		2,562	3,773
General and administrative expenses	2,482	2,163		4,491	4,495
Share-based compensation	4	88		12	120
Other expenses	0	(19)		0	2,734
Total operating expenses	3,775	3,713		7,065	11,122
Operating loss	(350)	(2,869)		(192)	(8,499)
Finance income	1,886	35		2,070	21
Finance expenses	(1,756)	(1,461)		(1,952)	(1,948)
Finance income (expenses), net	130	(1,426)		118	(1,927)
Loss before tax benefit	(220)	(4,295)		(74)	(10,426)
Tax benefit	(26)	(839)		(55)	(950)
Net loss	(194)	(3,456)	[1]	(19)	(9,476)	[1]
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain on defined benefit plan	13	0	[1]	48	67	[1]
Other comprehensive income (loss) that will be reclassified to profit or loss in subsequent periods:
Adjustments arising from translating financial statements of foreign operations	(1,288)	196	[1]	(1,479)	1,491	[1]
Total other comprehensive income (loss)	(1,275)	196	[1]	(1,431)	1,558	[1]
Total comprehensive loss	(1,469)	(3,260)	[1]	(1,450)	(7,918)	[1]
Net income (loss) attributable to:
Shareholders of the Company	(309)	(3,029)	[1]	(34)	(8,652)	[1]
Non-controlling interests	115	(427)	[1]	15	(824)	[1]
Net Loss	(194)	(3,456)	[1]	(19)	(9,476)	[1]
Total comprehensive income (loss) attributable to:
Shareholders of the Company	(1,601)	(2,840)	[1]	(1,528)	(7,101)	[1]
Non-controlling interests	132	(420)	[1]	78	(817)	[1]
Total comprehensive loss	$ (1,469)	$ (3,260)	[1]	$ (1,450)	$ (7,918)	[1]
Net loss per share attributable to shareholders of the Company:
Basic net loss per share (in CAD)	$ (0.09)	$ (1.36)	[1]	$ (0.01)	$ (3.88)	[1]
Diluted net loss per share (in CAD)	$ (0.09)	$ (1.36)	[1]	$ (0.05)	$ (3.88)	[1]

[1]	Loss per share includes the effect of Reverse Share Split (see also Note 5A below).